LEASES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Leases
2021	$ 18,915
2022	12,815
2023	2,875
Total minimum lease payments	34,605
Less: imputed interest	(1,532)
Present value of minimum lease payments	33,073
Less: current portion of lease obligation	(18,915)	$ (71,256)
Long-term lease obligation	$ 14,158	$ 27,274